Taxes (Details 3) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Taxes [Abstract]
Deferred tax assets	$ 3,879,427	$ 4,016,161
Deferred tax liabilities	(1,337,943)	(1,333,280)
Net deferred income tax	$ 2,541,484	$ 2,682,881